Financial instruments and risk management (Tables)	12 Months Ended
Dec. 31, 2013
Concentration Risk [Line Items]
Schedule of financial instruments with carrying amounts that differ from fair values
Financial instruments with carrying amounts that differ from their fair values are as follows:

	December 31, 2013		December 31, 2012
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Capital lease obligations (i)	$43,295	$39,508	$49,547	$43,906
Series 1 Debentures (ii)	75,000	77,813	225,000	200,110

(i)
The fair values of amounts due under capital leases are based on management estimates which are determined by discounting cash flows required under the instruments at the interest rates currently estimated to be available for instruments with similar terms.

(ii)	The fair value of the Series 1 Debentures is based upon the expected discounted cash flows and the period end market price of similar financial instruments.

Schedule of derivative financial instruments
Financial assets and liabilities measured at fair value net of accrued interest on a recurring basis, all of which are classified as Derivative financial instruments on the Consolidated Balance Sheets are summarized below:

December 31, 2012	Carrying Amount
Embedded price escalation features in certain long term supplier contracts	$6,551
Less: current portion	(3,586)
$2,965

Schedule of unrealized gains and losses on derivative financial instruments
The unrealized gains on derivative financial instruments is comprised as follows:

Year ended December 31,	2013	2012
Unrealized (gain) loss on embedded price escalation features in certain long term supplier contracts	$(6,551)	$(4,017)

Schedule of non-financial assets measured at fair value on a non-recurring basis
Non-financial assets measured at fair value on a non-recurring basis as at December 31, 2013 and December 31, 2012 in the financial statements are summarized below:

	December 31, 2013		December 31, 2012
	Carrying Amount	Change in Fair Value	Carrying Amount	Change in Fair Value
Assets held for sale	$52	$(3,097)	$251	$(8,622)

Schedule of maximum exposure to credit risk for accounts receivable and unbilled revenue
The Company’s maximum exposure to credit risk for accounts receivable and unbilled revenue is as follows:

	December 31, 2013	December 31, 2012
Trade accounts receivables	$68,364	$151,861
Other receivables	1,813	949
Total accounts receivable	$70,177	$152,810
Unbilled revenue	$32,168	$80,223

Schedule of trade receivables aging
Payment terms are generally net 30 days. As at December 31, 2013 and December 31, 2012, trade receivables are aged as follows:

	December 31, 2013	December 31, 2012
Not past due	$59,337	$81,752
Past due 1-30 days	3,948	38,487
Past due 31-60 days	1,538	14,142
More than 61 days	3,541	17,480
Total	$68,364	$151,861

Schedule of changes to the allowance for uncollectible accounts
The allowance is an estimate of the December 31, 2013 trade receivable balances that are considered uncollectible. Changes to the allowance are as follows:

Year ended December 31,	2013	2012
Opening balance	$185	$210
Payments received on provided balances	—	(1)
Current year allowance	365	—
Write-offs	—	(24)
Discontinued operations	(550)	—
Ending balance	$—	$185

Total revenues
Concentration Risk [Line Items]
Schedule of major customers	The following customers accounted for 10% or more of total revenues:

Year ended December 31,	2013	2012
Customer A	29%	23%
Customer B	22%	22%
Customer C	18%	14%
Customer D	10%	10%
Customer E	2%	10%

Accounts receivable and unbilled revenue
Concentration Risk [Line Items]
Schedule of major customers
At December 31, 2013 and December 31, 2012, the following customers represented 10% or more of accounts receivable and unbilled revenue:

	December 31, 2013	December 31, 2012
Customer 1	28%	13%
Customer 2	26%	21%
Customer 3	17%	8%